Note 46 Remuneration system with deferred delivery of shares of non executive directors (Details) - shares		Jun. 30, 2025	Jun. 30, 2024
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[2]	71,356	79,985
Theoretical shares accumulated as of 30 june	[2]	705,610	634,254
José Miguel Andrés Torrecillas [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	10,930	13,407
Theoretical shares accumulated as of 30 june		158,385	147,455
Jaime Caruana Lacorte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	7,959	11,350
Theoretical shares accumulated as of 30 june		114,269	106,310
Enrique Casanueva Nardiz [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[3]	3,894	0
Theoretical shares accumulated as of 30 june	[3]	3,894	0
Sonia Lilia Dulá [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	5,279	5,042
Theoretical shares accumulated as of 30 june		10,321	5,042
Raúl Galamba de Oliveira [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	8,944	10,423
Theoretical shares accumulated as of 30 june		49,135	40,191
Belén Garijo López [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	6,598	9,401
Theoretical shares accumulated as of 30 june		117,191	110,593
Connie Hedegaard [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,410	3,914
Theoretical shares accumulated as of 30 june		10,587	7,177
Lourdes Maiz Carro [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	4,159	5,384
Theoretical shares accumulated as of 30 june		81,136	76,977
Cristina de Parias Halcón
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[3]	2,915	0
Theoretical shares accumulated as of 30 june	[3]	2,915	0
Ana Peralta Moreno [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	4,159	5,384
Theoretical shares accumulated as of 30 june		51,872	47,713
Ana Revenga Shanklin [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	6,364	6,947
Theoretical shares accumulated as of 30 june		37,525	31,161
Carlos Salazar Lomelín [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	2,998	3,882
Theoretical shares accumulated as of 30 june		24,010	21,012
Jan Verplancke [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,747	4,851
Theoretical shares accumulated as of 30 june		44,370	40,623

[1]
(1) The number of theoretical shares allocated has been calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Meetings of March 21, 2025 and March 15, 2024 which were €11.45 and €8.84 per share, respectively.

[2]
(3) The total number of theoretical shares allocated during the first half of the 2024 financial year does not include the 7,735 and 8,157 theoretical shares allocated to José Maldonado Ramos and Juan Pi Llorens, respectively, whose terms of office ended on March 15, 2024 and who after leaving office, in application of the system, received a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

[3]	(2) Directors appointed by the General Meeting held on March 15, 2024, therefore the allocation of theoretical shares was made for the first time in 2025.